UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                               (Amendment No. 1)

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02328

                       BOULDER GROWTH & INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                 2344 Spruce Street, Suite A, Boulder, CO 80302
              (Address of principal executive offices) (Zip code)

                                Stephen C. Miller
                 2344 Spruce Street, Suite A, Boulder, CO 80302
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 444-5483

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2008 - June 30, 2009


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               Proxy Voting Record

                    For Period July 1, 2008 to June 30, 2009


                                                                                              Matter
                                                                                                       Vote
                                  Shareholder                                                Proposed  Cast     Vote    For or
                                                                                                by     (Yes
              Ticker                Meeting    Record   Meeting                               Issuer    or    (For or   Against
Name of                                                         Description of Matter to        or
Issuer        Symbol    CUSIP        Date       Date     Type   be Voted On                   Holder    No)   Against) Management
------------- ------- ----------- ---------- ---------- ------- ---------------------------- -------- ------- -------- ----------
Diageo PLC     DEO    25243Q205   10/15/2008 9/8/2008   Annual   1   Report and accounts     Issuer    Yes      For       For
                                                                 2   Director's              Issuer    Yes      For       For
                                                                     remuneration report
                                                                     2008
                                                                 3   Declaration of final    Issuer    Yes      For       For
                                                                     dividend
                                                                 4   Re-elect Dr. FB Humer   Issuer    Yes      For       For
                                                                     as Director
                                                                 5   Re-elect M. Lilja as    Issuer    Yes      For       For
                                                                     Director
                                                                 6   Re-elect WS Shanahan    Issuer    Yes      For       For
                                                                     as Director
                                                                 7   Re-elect HT Stitzer     Issuer    Yes      For       For
                                                                     as Director
                                                                 8   Election of PG Scott    Issuer    Yes      For       For
                                                                     as Director
                                                                 9   Re-appointment and      Issuer    Yes      For       For
                                                                     remuneration of
                                                                     auditor
                                                                10   Authority to allot      Issuer    Yes      For       For
                                                                     relevant securities
                                                                11   Disapplication of       Issuer    Yes      For       For
                                                                     pre-emption rights
                                                                12   Authority to purchase   Issuer    Yes      For       For
                                                                     own ordinary shares
                                                                13   Authority to make       Issuer    Yes    Against   Against
                                                                     political donations
                                                                     and or incur
                                                                     political expenditure
                                                                14   Adoption of the         Issuer    Yes      For       For
                                                                     Diageo plc 2008
                                                                     Performance Share Plan
                                                                15   Adoption of the         Issuer    Yes    Against   Against
                                                                     Diageo plc 2008
                                                                     Senior Executive
                                                                     Share Option Plan
                                                                16   Authority to            Issuer    Yes      For       For
                                                                     establish
                                                                     international share
                                                                     plans
                                                                17   Amendments to the       Issuer   Abstain Abstain   Abstain
                                                                     articles of
                                                                     association

Advent        AGC-W   007639305   9/23/2008  8/18/2008  Annual   1   Such other business     Issuer    Yes    Against   Against
Claymore                                                             as may properly come
Global Conv                                                          before the meeting or
Sec & In W7                                                          any adjournment
- AMPS                                                               thereof
Shares

Anheuser-Busch BUD    035229103   11/12/2008 10/3/2008  Special  1   Adopt agreement and     Issuer    Yes      For       For
Companies                                                            plan of merger.
Inc.
                                                                 2   Adjourn special         Issuer    Yes    Against   Against
                                                                     meeting to a later
                                                                     date to solicit
                                                                     additional proxies if
                                                                     there are
                                                                     insufficient votes to
                                                                     approve proposal
                                                                     number 1

Walgreen Co.   WAG    931422109   1/14/2008  11/17/2008 Annual   1   Election of ten (10)    Issuer    Yes      For       For
                                                                     Directors
                                                                 2   Ratify appointment of   Issuer    Yes      For       For
                                                                     Deloitte &
                                                                     Touche, LLP
                                                                     & Young LLP
                                                                     as public
                                                                     accounting
                                                                     firm.
                                                                 3   Increase number of      Issuer   Abstain Abstain   Abstain
                                                                     common shares
                                                                 4   Chairman be an          Holder    Yes      For     Against
                                                                     independent director
                                                                     who has not served as
                                                                     an executive officer
                                                                 5   Ratify compensation     Holder    Yes      For     Against
                                                                     of named executive
                                                                     officers

First          FAF    318522307   12/10/2008 10/13/2008 Annual   1   Election of seventeen   Issuer    Yes      For       For
American                                                             (17) Directors
Corporation
                                                                 2   Increase range in the   Issuer    Yes    Against   Against
                                                                     number of directors
                                                                     to 10 of 18

                                                                 3   Ratify appointment of   Issuer    Yes      For       For
                                                                     PWC, LLP &
                                                                     Young LLP
                                                                     as public
                                                                     accounting
                                                                     firm.

D.R.           DHI    23331A109   1/29/2009  12/2/2008  Annual   1   Election of seven (7)   Issuer    Yes      For       For
Horton, Inc.                                                         Directors
                                                                 2   Amend EEO Policy        Holder    Yes      For     Against
                                                                 3   Majority vote           Holder    Yes      For     Against
                                                                     standard for election
                                                                     of directors
                                                                 4   Conduct other           Issuer    Yes      For       For
                                                                     business properly
                                                                     brought before meeting

F&C/Claymore   FFC    338478100   4/21/2009  1/21/2009  Annual   1   Election of one (1)     Issuer    Yes      For       For
PFD SEC                                                              director
Income FD-
common

F&C/Claymore   FLC    338479108   4/21/2009  1/21/2009  Annual   1   Election of one (1)     Issuer    Yes      For       For
Total Return                                                         director
Fund-common

Eaton          ETN    278058102   4/22/2009  2/23/2009  Annual   1   Election of four (4)    Issuer    Yes      For       For
Corporation                                                          Directors
                                                                 2   2009 Stock Plan         Issuer    Yes    Against   Against
                                                                 3   Ernst & Young as        Issuer    Yes      For       For
                                                                     auditor

General         GE    369604103   4/22/2009  2/23/2009  Annual   A   Election of four (4)    Issuer    Yes      For       For
Electric                                                             Directors
Company
                                                                 B   Ratify KPMG             Issuer    Yes      For       For
                                                                C1   Cumulative Voting       Holder    Yes      For     Against
                                                                C2   Executive Compensation  Holder    Yes      For     Against
                                                                C3   Study re Breaking up    Holder   Abstain Abstain   Abstain
                                                                     GE
                                                                C4   Dividend policy         Holder   Abstain Abstain   Abstain
                                                                C5   Golden parachutes       Holder    Yes      For     Against

Johnson &      JNJ    478160104   4/23/2009  2/24/2009  Annual   1   Election of ten (10)    Issuer    Yes      For       For
Johnson                                                              Directors
                                                                 2   Ratify PWC              Issuer    Yes      For       For
                                                                 3   Executive Compensation  Holder    Yes      For     Against

Great          GXP    391164100   5/5/2009   2/24/2009  Annual   1   Election of nine (9)    Issuer    Yes      For       For
Planes                                                               Directors
Energy
Incorporated
                                                                 2   D&T as auditors         Issuer    Yes      For       For
                                                                 3   Increase authorized     Issuer    Yes    Against   Against
                                                                     shares of common stock

American       AXP    025816109   4/27/2009  2/27/2009  Annual   1   Election of twelve      Issuer    Yes      For       For
Express                                                              (12) Directors
Company
                                                                 2   Ratify appointment of   Issuer    Yes      For       For
                                                                     PWC, LLP as public
                                                                     accounting firm.
                                                                 3   Executive compensation  Issuer    Yes      For       For
                                                                 4   Cumulative voting for   Holder    Yes      For     Against
                                                                     directors
                                                                 5   Calling of special      Holder    Yes      For     Against
                                                                     shareholder meetings

Neuberger     NRO-M   64190A202   5/13/2009  2/27/2009  Annual   1   Approve new             Issuer    Yes    Against   Against
Bermen R/E                                                           management agreement
SEC Incom
                                                                 2   Approve new             Issuer    Yes    Against   Against
                                                                     sub-advisory agreement
                                                                 3   Election of five (5)    Issuer    Yes      For       For
                                                                     Directors

Berkshire     BRK/B   084670207   5/2/2009   3/4/2009   Annual   1   Election of eleven      Issuer    Yes      For       For
Hathaway,                                                            (11) Directors
Inc.

                                                                 2   Sustainability report   Holder    Yes    Against     For

Berkshire     BRK/A   084670108   5/2/2009   3/4/2009   Annual   1   Election of eleven      Issuer    Yes      For       For
Hathaway,                                                            (11) Directors
Inc.

                                                                 2   Sustainability report   Holder    Yes    Against     For

Cohen &        RLF    19247W102   4/30/2009  3/5/2009   Annual   1   Election of three (3)   Issuer    Yes      For       For
Steers                                                               Directors
Advantage
Income

Cohen &        RPF    19247V104   4/30/2009  3/5/2009   Annual   1   Election of three (3)   Issuer    Yes      For       For
Steers Prem                                                          Directors
Inc Rlty-Com

Cohen &        RQI    19247L106   4/30/2009  3/5/2009   Annual   1   Election of three (3)   Issuer    Yes      For       For
Steers                                                               Directors
Quality Inc
RLTY -

Cohen &       RNP-W   19247X407   4/30/2009  3/5/2009   Annual   1   Election of three (3)   Issuer    Yes      For       For
Steers REIT                                                          Directors
& PDF Inc-S

Cohen &        RNP    19247X100   4/30/2009  3/5/2009   Annual   1   Election of three (3)   Issuer    Yes      For       For
Steers REIT                                                          Directors
& PDF Inc-C

Cohen &        RTU    19247Y108   4/30/2009  3/5/2009   Annual   1   Election of three (3)   Issuer    Yes      For       For
Steers REIT                                                          Directors
& Utility
In Sr

Cohen &       UTF-M   19248A208   4/30/2009  3/5/2009   Annual   1   Election of three (3)   Issuer    Yes      For       For
Steers SEL                                                           Directors
Utility
FD-SER

Cohen &        RWF    19248J100   4/30/2009  3/5/2009   Annual   1   Election of three (3)   Issuer    Yes      For       For
Steers                                                               Directors
Worldwide
Realty I

3M Company     MMM    88579Y101   5/12/2009  3/13/2009  Annual   1   Election of nine (9)    Issuer    Yes      For       For
                                                                     Directors
                                                                 2   PWC as accountant       Issuer    Yes      For       For
                                                                 3   Special meetings        Holder    Yes      For     Against
                                                                 4   Vesting of stock        Holder    Yes      For     Against
                                                                     options and awards

Gabelli       GDV-T   36242H302   5/18/2009  3/16/2009  Annual   1   Election of three (3)   Issuer    Yes      For       For
Dividend &                                                           Directors
Income
Trust PF

Constellation  CEG     21037110   5/29/2009  3/27/2009  Annual   1   Election of eleven      Issuer    Yes      For       For
Energy                                                               (11) Directors
Group, Inc.
                                                                 2   PWC, LLP as accountant  Issuer    Yes      For       For

Fidelity       FNF    31620R105   5/28/2009  3/30/2009  Annual   1   Election of two (2)     Issuer    Yes      For       For
National                                                             Directors
Financial,
Inc.
                                                                 2   KPMG LLP as             Issuer    Yes      For       For
                                                                     accountants

The Home        HD    437076102   5/28/2009  3/30/2009  Annual   1   Election of nine (9)    Issuer    Yes      For       For
Depot, Inc.                                                          Directors
                                                                 2   KPMG, LLP as            Issuer    Yes      For       For
                                                                     accounting firm
                                                                 3   Allow holders of 25%    Issuer   Abstain Abstain   Abstain
                                                                     shares to call a
                                                                     special meeting
                                                                 4   Cumulative voting       Holder    Yes      For     Against
                                                                 5   Special shareholder     Holder    Yes      For     Against
                                                                     meetings
                                                                 6   Employment diversity    Holder    Yes    Against     For
                                                                     report
                                                                 7   Executive officer       Holder    Yes    Against     For
                                                                     compensation
                                                                 8   Energy use              Holder    Yes    Against     For

Wal-Mart       WMT    931142103   6/5/2009   4/9/2009   Annual   1   Election of fifteen     Issuer    Yes      For       For
Stores, Inc.                                                         (15) Directors
                                                                 2   Ernst & Young LLP as    Issuer    Yes      For       For
                                                                     accountant
                                                                 3   Gender identity         Holder    Yes    Against     For
                                                                     non-discrimination
                                                                     policy
                                                                 4   Pay for superior        Holder    Yes      For     Against
                                                                     performance
                                                                 5   Advisory vote on        Holder    Yes      For     Against
                                                                     executive compensation
                                                                 6   Political               Holder    Yes    Against     For
                                                                     contributions report

                                                                 7   Special shareowner      Holder    Yes      For     Against
                                                                     meetings
                                                                 8   Incentive               Holder    Yes    Against     For
                                                                     compensation to be
                                                                     stock options

Caterpillar,   CAT    149123101   6/10/2009  4/13/2009  Annual   1   Election of five (5)    Issuer    Yes      For       For
Inc                                                                  Directors
                                                                 2   Ratify Auditors         Issuer    Yes      For       For
                                                                 3   Annual election of      Holder    Yes    Against     For
                                                                     directors
                                                                 4   Majority vote for       Holder    Yes      For     Against
                                                                     directors
                                                                 5   Foreign military sales  Holder    Yes    Against     For
                                                                 6   Majority vote           Holder    Yes    Against     For
                                                                 7   Independent             Holder    Yes    Against     For
                                                                     compensation
                                                                     consultant
                                                                 8   Independent Chairman    Holder    Yes    Against     For
                                                                     of the Board
                                                                 9   Lobbying priorities     Holder    Yes    Against     For



                                    SIGNATURE

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                 (Registrant)   Boulder Growth & Income Fund, Inc.

                  By:           /s/ Stephen C. Miller
                                ----------------------------------
                                Stephen C. Miller
                                President (Principal Executive Officer)

                  Date:         October 23, 2009